Inventories, net	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories, net	Inventories, net
Inventories consist of the following as of December 31, 2023 and 2022:

	2023	2022
Raw materials:
Cannabis	$30,054	$49,461
Non-Cannabis	22,064	15,113
Total raw materials	52,118	64,574

Work-in-process	72,988	102,050
Finished goods	90,807	68,158
Inventories, net	$215,913	$234,782
During the year ended December 31, 2023 and 2022, the Company recorded inventory write downs totaling $13.2 million and $14.4 million, respectively, within Cost of goods sold on the Consolidated Statements of Operations related to aged, obsolete or unsellable inventories, inventories that did not meet the Company’s quality standards and inventories whose carrying value exceeded the estimated NRV.